UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21806

Asset Allocation Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: April 30

Date of reporting period: October 31, 2016

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Report

October 31, 2016

Wells Fargo Asset Allocation Fund

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of October 31, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Asset Allocation Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

The U.S. Federal Reserve (Fed) continued an easy monetary policy, keeping the federal funds rate steady between 0.25% and 0.50%.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Asset Allocation Fund for the six-month period that ended October 31, 2016. During this period, equity and fixed-income markets benefited from a combination of accommodative monetary policies and continued U.S. economic growth.

Major central banks continued to provide stimulus, helping support global economies and keep interest rates low.

The U.S. Federal Reserve (Fed) continued an easy monetary policy, keeping the federal funds rate steady between 0.25% and 0.50%. Outside the U.S., the European Central Bank kept all three of its short-term rates ultra-low during the reporting period, increased its asset-purchase program from 60 billion euros per month to 80 billion, expanded the list of eligible securities to include investment-grade nonbank debt, and created a fund-to-lend program where banks could be paid to lend money. Likewise, after the U.K. voted to leave the European Union (E.U.) in June 2016, the Bank of England announced that it would buy corporate bonds with the goal of lowering borrowing costs and encouraging businesses to invest. In Japan, the Bank of Japan maintained an aggressive monetary program aimed at combating deflation.

The U.S. economy proved resilient; non-U.S. economies generally were weaker.

The U.S. economy continued to outperform other developed-country economies, helped by consumer-driven growth. U.S. inflation trends moved toward the Fed’s 2% target. Meanwhile, European and Japanese inflation remained weak. Fears of a hard landing in China subsided but China’s growth continued to slow. Further, the recalibration of energy and commodity prices weighed on the markets. After reaching a secular low of $26 per barrel in February, the price of oil increased to $47 per barrel by the end of the reporting period. In addition, the U.K. vote on June 23, 2016, to exit the E.U. (Brexit) exacerbated uncertainty about its economic growth, financial markets, and political responses to a number of policy issues.

As a result of the favorable macroeconomic backdrop, financial markets rallied across the board.

Stock prices moved higher during the six-month reporting period. Negative sentiment and lower prices followed the surprise Brexit vote, but stocks subsequently trended higher through October. Alongside accommodative monetary policies, market yields declined and bond prices rose. Within the reporting period, episodes of greater volatility aided perceived safe-haven investments, such as U.S. Treasuries. As volatility waned, riskier assets tended to outperform. After several years of appreciating, U.S.-dollar currency movements traded within a relatively stable range.

Since the end of the financial crisis, structural changes in the fixed-income markets have reduced trading liquidity (the degree to which assets can be bought or sold without affecting the price). New regulations and capital requirements have caused traditional liquidity suppliers (banks and broker/dealers) to be more risk-averse and hold less inventory. Meanwhile, corporate debt issuance has spiked as companies finance themselves at record-low yields, bond mutual funds hold larger amounts of this new debt supply, trading volumes are lower, and large-size trades are more difficult to execute. However, fixed-income markets appeared to function well over the past year with sufficient liquidity.

Letter to shareholders (unaudited)	Wells Fargo Asset Allocation Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Asset Allocation Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term total return, consisting of capital appreciation and current income.

Manager

Wells Fargo Funds Management, LLC

Portfolio managers

Ben Inker, CFA®1

Average annual total returns (%) as of October 31, 20162

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (EAAFX)	7-29-1996	(3.68)	2.84	2.92	2.17	4.08	3.53	1.34	1.34
Class B (EABFX)*	10-3-2002	(3.55)	2.93	2.99	1.37	3.28	2.99	2.09	2.09
Class C (EACFX)	10-3-2002	0.46	3.28	2.76	1.46	3.28	2.76	2.09	2.09
Class R (EAXFX)	10-10-2003	–	–	–	1.92	3.82	3.28	1.59	1.59
Administrator Class (EAIFX)	10-3-2002	–	–	–	2.35	4.28	3.76	1.26	1.17
Institutional Class (EAAIX)	11-30-2012	–	–	–	2.60	4.46	3.85	1.01	0.97
GMO Global Asset Allocation Index[5]	–	–	–	–	3.00	6.37	4.30	–	–
Bloomberg Barclays U.S. Aggregate Bond Index Index[6]	–	–	–	–	4.37	2.90	4.64	–	–
MSCI ACWI Index (Net)[7]	–	–	–	–	2.05	8.03	3.78	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Alternative investments, such as short sales, are speculative and entail a high degree of risk. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. The Fund will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk, mortgage- and asset-backed securities risk, geographic risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks. The Fund invests substantially all of its assets in Asset Allocation Trust, an open-end management investment company having the same investment objective and strategy as the Fund. Any portfolio data shown for the Fund represents that of the Asset Allocation Trust.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Asset Allocation Fund	5

Ten largest holdings (%) as of October 31, 2016[8]
GMO International Equity Fund Class IV	23.28
GMO Asset Allocation Bond Fund Class VI	20.06
GMO Emerging Markets Fund Fund VI	12.97
GMO U.S. Treasury Fund Class IV	9.26
GMO U.S. Equity Allocation Fund Class VI	8.27
GMO Quality Equity Fund Class VI	8.26
GMO Debt Opportunities Fund Class VI	4.78
GMO Emerging Country Debt Fund Class IV	4.47
GMO SGM Major Markets Fund Class IV	3.02
GMO Alpha Only Fund Class IV	3.01
GMO Risk Premium Fund Class VI	2.51

Portfolio allocation as of October 31, 2016[9]

[1]	The Fund invests all of its investable assets directly in Asset Allocation Trust, an investment company advised by Grantham, Mayo, Van Otterloo & Co. LLC (GMO). Mr. Inker, a senior member of GMO’s Asset Allocation Team, is primarily responsible for coordinating the portfolio management of Asset Allocation Trust.

[2]	Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class. If these expenses had been included, returns for Institutional Class would be higher. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Asset Allocation Fund.

[3]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.53% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include the expenses of Asset Allocation Trust and other acquired fund fees and expenses.

[4]	The manager has contractually committed through August 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Operating Expenses After Fee Waiver at 0.87% for Class A, 1.62% for Class B, 1.62% for Class C, 1.12% for Class R, 0.64% for Administrator Class, and 0.44% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (including the expenses of Asset Allocation Trust), and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower.

[5]	The GMO Global Asset Allocation Index is a composite benchmark computed by GMO. Since May 1, 2007, the GMO Global Asset Allocation Index has been comprised of 65% MSCI ACWI Index (Net) and 35% Barclays U.S. Aggregate Bond Index. Prior to May 1, 2007, it was composed of 48.75% S&P 500 Index, 16.25% MSCI ACWI Index (Net), and 35% Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index). You cannot invest directly in an index.

[6]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[7]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 46 country indexes comprising 23 developed and 23 emerging markets country indexes. The developed markets country indexes included are Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The emerging markets country indexes included are Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[8]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[9]	Portfolio allocation is based on the investment exposures of the underlying GMO funds. Holdings are subject to change and may have changed since the date specified.

6	Wells Fargo Asset Allocation Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from May 1, 2016 to October 31, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Wells Fargo Asset Allocation Fund (excluding Asset Allocation Trust and underlying fund expenses)	Beginning account value 5-1-2016	Ending account value 10-31-2016	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,025.96	$4.07	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.11	$4.06	0.80%
Class B
Actual	$1,000.00	$1,022.01	$7.88	1.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.34	$7.86	1.55%
Class C
Actual	$1,000.00	$1,021.99	$7.88	1.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.34	$7.86	1.55%
Class R
Actual	$1,000.00	$1,024.64	$5.34	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.86	$5.33	1.05%
Administrator Class
Actual	$1,000.00	$1,027.26	$3.26	0.64%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.92	$3.25	0.64%
Institutional Class
Actual	$1,000.00	$1,028.26	$2.24	0.44%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.92	$2.24	0.44%

Please see footnote on page 7.

Fund expenses (unaudited)	Wells Fargo Asset Allocation Fund	7

Wells Fargo Asset Allocation (including Asset Allocation Trust and underlying fund expenses)	Beginning account value 5-1-2016	Ending account value 10-31-2016	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,025.96	$7.13	1.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	$7.10	1.40%
Class B
Actual	$1,000.00	$1,022.01	$10.93	2.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.33	$10.89	2.15%
Class C
Actual	$1,000.00	$1,021.99	$10.93	2.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.33	$10.89	2.15%
Class R
Actual	$1,000.00	$1,024.64	$8.40	1.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.84	$8.36	1.65%
Administrator Class
Actual	$1,000.00	$1,027.26	$6.32	1.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.29	1.24%
Institutional Class
Actual	$1,000.00	$1,028.26	$5.30	1.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.91	$5.28	1.04%
Asset Allocation Trust
Actual	$1,000.00	$1,030.00	$0.00	0.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,025.14	$0.00	0.00%
Asset Allocation Trust (including underlying fund expenses)
Actual	$1,000.00	$1,030.00	$3.06	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$3.05	0.60%

[1]	Expenses paid is equal to the annualized net expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8	Wells Fargo Asset Allocation Fund	Portfolio of investments—October 31, 2016 (unaudited)

Security name	Shares	Value

Investment Companies: 100.21%
Asset Allocation Trust (l)	241,787,947	$3,741,355,776

Total Investment Companies (Cost $2,614,653,420)		3,741,355,776

Total investments (Cost $2,614,653,420) *	100.21%	3,741,355,776
Other assets and liabilities, net	(0.21)	(7,910,992)

Total net assets	100.00%	$3,733,444,784

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

*	Cost for federal income tax purposes is $2,614,829,013 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,126,702,356
Gross unrealized losses	(175,593)

Net unrealized gains	$1,126,526,763

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—October 31, 2016 (unaudited)	Wells Fargo Asset Allocation Fund	9

Assets
Investment in affiliated investment companies, at value (cost $2,614,653,420)	$3,741,355,776
Receivable for Fund shares sold	1,027,974
Prepaid expenses and other assets	65,044

Total assets	3,742,448,794

Liabilities
Payable for Fund shares redeemed	5,378,083
Management fee payable	1,039,858
Distribution fees payable	923,086
Administration fees payable	619,071
Shareholder servicing fees payable	651,652
Accrued expenses and other liabilities	392,260

Total liabilities	9,004,010

Total net assets	$3,733,444,784

NET ASSETS CONSIST OF
Paid-in capital	$2,495,390,307
Accumulated net investment loss	(33,947,577)
Accumulated net realized gains on investments	145,299,698
Net unrealized gains on investments	1,126,702,356

Total net assets	$3,733,444,784

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$1,468,775,392
Shares outstanding – Class A1	112,662,732
Net asset value per share – Class A	$13.04
Maximum offering price per share – Class A2	$13.84
Net assets – Class B	$30,984,312
Shares outstanding – Class B1	2,382,672
Net asset value per share – Class B	$13.00
Net assets – Class C	$1,383,808,782
Shares outstanding – Class C1	110,276,005
Net asset value per share – Class C	$12.55
Net assets – Class R	$20,739,477
Shares outstanding – Class R1	1,608,834
Net asset value per share – Class R	$12.89
Net assets – Administrator Class	$118,057,610
Shares outstanding – Administrator Class[1]	8,952,827
Net asset value per share – Administrator Class	$13.19
Net assets – Institutional Class	$711,079,211
Shares outstanding – Institutional Class[1]	54,301,264
Net asset value per share – Institutional Class	$13.10

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Asset Allocation Fund	Statement of operations—six months ended October 31, 2016 (unaudited)

Investment income	$0

Expenses
Management fee	6,578,013
Administration fees
Class A	1,611,396
Class B	43,408
Class C	1,558,807
Class R	23,196
Administrator Class	89,114
Institutional Class	488,217
Shareholder servicing fees
Class A	1,918,328
Class B	51,180
Class C	1,855,723
Class R	27,359
Administrator Class	165,485
Distribution fees
Class B	155,028
Class C	5,567,169
Class R	27,614
Custody and accounting fees	61,973
Professional fees	22,379
Registration fees	67,872
Shareholder report expenses	17,223
Trustees’ fees and expenses	8,904
Other fees and expenses	23,446

Total expenses	20,361,834
Less: Fee waivers and/or expense reimbursements	(167,923)

Net expenses	20,193,911

Net investment loss	(20,193,911)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	145,475,291
Net change in unrealized gains (losses) on investments	(27,361,871)

Net realized and unrealized gains (losses) on investments	118,113,420

Net increase in net assets resulting from operations	$97,919,509

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Asset Allocation Fund	11

	Six months ended October 31, 2016 (unaudited)		Year ended April 30, 2016

Operations
Net investment loss		$(20,193,911)		$(50,101,262)
Net realized gains on investments		145,475,291		297,669,779
Net change in unrealized gains (losses) on investments		(27,361,871)		(607,442,399)

Net increase (decrease) in net assets resulting from operations		97,919,509		(359,873,882)

Distributions to shareholders from
Net investment income
Class A		0		(48,884,641)
Class B		0		(1,297,333)
Class C		0		(33,934,246)
Class R		0		(622,915)
Administrator Class		0		(5,543,203)
Institutional Class		0		(35,533,060)
Net realized gains
Class A		0		(24,077,605)
Class B		0		(1,304,394)
Class C		0		(25,337,242)
Class R		0		(347,361)
Administrator Class		0		(2,702,848)
Institutional Class		0		(15,178,439)

Total distributions to shareholders		0		(194,763,287)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,833,549	36,451,154	13,642,865	177,803,512
Class B	862	10,948	7,547	96,571
Class C	726,161	9,014,662	5,976,483	74,484,577
Class R	111,121	1,413,213	332,718	4,221,435
Administrator Class	497,164	6,466,988	2,333,815	31,186,099
Institutional Class	5,483,062	70,783,881	30,788,248	400,666,868

		124,140,846		688,459,062

Reinvestment of distributions
Class A	0	0	5,356,273	67,305,001
Class B	0	0	200,776	2,521,756
Class C	0	0	3,812,732	46,318,357
Class R	0	0	67,769	843,009
Administrator Class	0	0	624,765	7,927,041
Institutional Class	0	0	3,387,203	42,643,960

		0		167,559,124

Payment for shares redeemed
Class A	(14,394,890)	(185,669,100)	(40,732,235)	(528,037,694)
Class B	(2,060,246)	(26,472,757)	(7,535,877)	(98,253,607)
Class C	(17,653,457)	(219,592,559)	(33,952,388)	(425,743,262)
Class R	(419,720)	(5,336,252)	(658,843)	(8,629,956)
Administrator Class	(3,793,146)	(49,363,610)	(20,783,627)	(271,625,805)
Institutional Class	(12,991,236)	(167,819,668)	(45,306,726)	(578,188,246)

		(654,253,946)		(1,910,478,570)

Net decrease in net assets resulting from capital share transactions		(530,113,100)		(1,054,460,384)

Total decrease in net assets		(432,193,591)		(1,609,097,553)

Net assets
Beginning of period		4,165,638,375		5,774,735,928

End of period		$3,733,444,784		$4,165,638,375

Accumulated net investment loss		$(33,947,577)		$(13,753,666)

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Asset Allocation Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2016 (unaudited)	Year ended April 30			Year ended September 30
CLASS A		2016	2015	2014[1]	2013	2012	2011
Net asset value, beginning of period	$12.71	$14.10	$14.43	$13.73	$12.91	$11.70	$11.76
Net investment loss	(0.04)	(0.11)	(0.11)	(0.07)	(0.11)	(0.12)	(0.09)
Net realized and unrealized gains (losses) on investments	0.37	(0.72)	0.18	1.01	1.26	1.56	0.20

Total from investment operations	0.33	(0.83)	0.07	0.94	1.15	1.44	0.11
Distributions to shareholders from
Net investment income	0.00	(0.37)	(0.40)	(0.24)	(0.33)	(0.23)	(0.14)
Net realized gains	0.00	(0.19)	0.00	0.00	0.00	0.00	0.00
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	0.00	(0.03)

Total distributions to shareholders	0.00	(0.56)	(0.40)	(0.24)	(0.33)	(0.23)	(0.17)
Net asset value, end of period	$13.04	$12.71	$14.10	$14.43	$13.73	$12.91	$11.70
Total return[2]	2.60%	(5.78)%	0.53%	6.92%	9.12%	12.48%	0.94%
Ratios to average net assets (annualized)
Gross expenses[3]	0.80%	0.82%	0.85%	0.85%	0.84%	0.84%	0.85%
Net expenses[3]	0.80%	0.82%	0.85%	0.85%	0.84%	0.84%	0.84%
Net investment loss[3]	(0.80)%	(0.82)%	(0.85)%	(0.85)%	(0.84)%	(0.84)%	(0.84)%
Supplemental data
Portfolio turnover rate[4]	0%	1%	0%	1%	0%	1%	1%
Net assets, end of period (000s omitted)	$1,468,775	$1,578,517	$2,058,444	$2,398,503	$2,332,077	$2,307,609	$2,336,095

[1]	For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Ratios do not include any expenses from Asset Allocation Trust. Asset Allocation Trust does not have any net expenses.

[4]	Portfolio turnover rate represents the purchase and sales of the Fund’s investment in Asset Allocation Trust and not the underlying investment transactions of Asset Allocation Trust.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Asset Allocation Fund	13

(For a share outstanding throughout each period)

	Six months ended October 31, 2016 (unaudited)	Year ended April 30			Year ended September 30
CLASS B		2016	2015	2014[1]	2013	2012	2011
Net asset value, beginning of period	$12.72	$14.02	$14.28	$13.51	$12.66	$11.54	$11.60
Net investment loss	(0.10)[2]	(0.21)[2]	(0.23)[2]	(0.13)[2]	(0.21)[2]	(0.19)[2]	(0.19)[2]
Net realized and unrealized gains (losses) on investments	0.38	(0.71)	0.20	0.99	1.26	1.51	0.21

Total from investment operations	0.28	(0.92)	(0.03)	0.86	1.05	1.32	0.02
Distributions to shareholders from
Net investment income	0.00	(0.19)	(0.23)	(0.09)	(0.20)	(0.20)	(0.07)
Net realized gains	0.00	(0.19)	0.00	0.00	0.00	0.00	0.00
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	0.00	(0.01)

Total distributions to shareholders	0.00	(0.38)	(0.23)	(0.09)	(0.20)	(0.20)	(0.08)
Net asset value, end of period	$13.00	$12.72	$14.02	$14.28	$13.51	$12.66	$11.54
Total return[3]	2.20%	(6.55)%	(0.20)%	6.40%	8.40%	11.61%	0.17%
Ratios to average net assets (annualized)
Gross expenses[4]	1.55%	1.57%	1.59%	1.60%	1.59%	1.59%	1.60%
Net expenses[4]	1.55%	1.57%	1.59%	1.60%	1.59%	1.59%	1.59%
Net investment loss[4]	(1.55)%	(1.57)%	(1.59)%	(1.60)%	(1.59)%	(1.59)%	(1.59)%
Supplemental data
Portfolio turnover rate[5]	0%	1%	0%	1%	0%	1%	1%
Net assets, end of period (000s omitted)	$30,984	$56,517	$165,031	$319,225	$430,116	$659,186	$917,860

[1]	For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[4]	Ratios do not include any expenses from Asset Allocation Trust. Asset Allocation Trust does not have any net expenses.

[5]	Portfolio turnover rate represents the purchase and sales of the Fund’s investment in Asset Allocation Trust and not the underlying investment transactions of Asset Allocation Trust.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Asset Allocation Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2016 (unaudited)	Year ended April 30			Year ended September 30
CLASS C		2016	2015	2014[1]	2013	2012	2011
Net asset value, beginning of period	$12.28	$13.61	$13.92	$13.20	$12.40	$11.30	$11.36
Net investment loss	(0.10)[2]	(0.20)[2]	(0.22)[2]	(0.14)	(0.20)[2]	(0.19)[2]	(0.19)[2]
Net realized and unrealized gains (losses) on investments	0.37	(0.69)	0.18	0.99	1.22	1.49	0.21

Total from investment operations	0.27	(0.89)	(0.04)	0.85	1.02	1.30	0.02
Distributions to shareholders from
Net investment income	0.00	(0.25)	(0.27)	(0.13)	(0.22)	(0.20)	(0.07)
Net realized gains	0.00	(0.19)	0.00	0.00	0.00	0.00	0.00
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	0.00	(0.01)

Total distributions to shareholders	0.00	(0.44)	(0.27)	(0.13)	(0.22)	(0.20)	(0.08)
Net asset value, end of period	$12.55	$12.28	$13.61	$13.92	$13.20	$12.40	$11.30
Total return[3]	2.20%	(6.48)%	(0.23)%	6.44%	8.32%	11.64%	0.18%
Ratios to average net assets (annualized)
Gross expenses[4]	1.55%	1.57%	1.60%	1.60%	1.59%	1.59%	1.60%
Net expenses[4]	1.55%	1.57%	1.60%	1.60%	1.59%	1.59%	1.59%
Net investment loss[4]	(1.55)%	(1.57)%	(1.60)%	(1.60)%	(1.59)%	(1.59)%	(1.59)%
Supplemental data
Portfolio turnover rate[5]	0%	1%	0%	1%	0%	1%	1%
Net assets, end of period (000s omitted)	$1,383,809	$1,561,695	$2,060,672	$2,377,997	$2,399,839	$2,604,438	$2,736,064

[1]	For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[4]	Ratios do not include any expenses from Asset Allocation Trust. Asset Allocation Trust does not have any net expenses.

[5]	Portfolio turnover rate represents the purchase and sales of the Fund’s investment in Asset Allocation Trust and not the underlying investment transactions of Asset Allocation Trust.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Asset Allocation Fund	15

(For a share outstanding throughout each period)

	Six months ended October 31, 2016 (unaudited)	Year ended April 30			Year ended September 30
CLASS R		2016	2015	2014[1]	2013	2012	2011
Net asset value, beginning of period	$12.58	$13.95	$14.28	$13.58	$12.76	$11.59	$11.66
Net investment loss	(0.07)[2]	(0.14)[2]	(0.15)[2]	(0.10)	(0.14)[2]	(0.13)[2]	(0.10)
Net realized and unrealized gains (losses) on investments	0.38	(0.71)	0.18	1.01	1.26	1.52	0.19

Total from investment operations	0.31	(0.85)	0.03	0.91	1.12	1.39	0.09
Distributions to shareholders from
Net investment income	0.00	(0.33)	(0.36)	(0.21)	(0.30)	(0.22)	(0.13)
Net realized gains	0.00	(0.19)	0.00	0.00	0.00	0.00	0.00
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	0.00	(0.03)

Total distributions to shareholders	0.00	(0.52)	(0.36)	(0.21)	(0.30)	(0.22)	(0.16)
Net asset value, end of period	$12.89	$12.58	$13.95	$14.28	$13.58	$12.76	$11.59
Total return[3]	2.46%	(6.02)%	0.27%	6.74%	8.92%	12.16%	0.71%
Ratios to average net assets (annualized)
Gross expenses[4]	1.05%	1.06%	1.09%	1.10%	1.09%	1.09%	1.09%
Net expenses[4]	1.05%	1.06%	1.09%	1.10%	1.09%	1.09%	1.09%
Net investment loss[4]	(1.05)%	(1.06)%	(1.09)%	(1.10)%	(1.09)%	(1.09)%	(1.09)%
Supplemental data
Portfolio turnover rate[5]	0%	1%	0%	1%	0%	1%	1%
Net assets, end of period (000s omitted)	$20,739	$24,122	$30,355	$33,984	$33,934	$29,899	$23,580

[1]	For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

[4]	Ratios do not include any expenses from Asset Allocation Trust. Asset Allocation Trust does not have any net expenses.

[5]	Portfolio turnover rate represents the purchase and sales of the Fund’s investment in Asset Allocation Trust and not the underlying investment transactions of Asset Allocation Trust.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Asset Allocation Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2016 (unaudited)	Year ended April 30			Year ended September 30
ADMINISTRATOR CLASS		2016	2015	2014[1]	2013	2012	2011
Net asset value, beginning of period	$12.84	$14.23	$14.54	$13.84	$13.01	$11.77	$11.84
Net investment loss	(0.04)[2]	(0.09)[2]	(0.09)[2]	(0.05)[2]	(0.08)[2]	(0.09)	(0.08)[2]
Net realized and unrealized gains (losses) on investments	0.39	(0.73)	0.19	1.01	1.27	1.57	0.22

Total from investment operations	0.35	(0.82)	0.10	0.96	1.19	1.48	0.14
Distributions to shareholders from
Net investment income	0.00	(0.38)	(0.41)	(0.26)	(0.36)	(0.24)	(0.17)
Net realized gains	0.00	(0.19)	0.00	0.00	0.00	0.00	0.00
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	0.00	(0.04)

Total distributions to shareholders	0.00	(0.57)	(0.41)	(0.26)	(0.36)	(0.24)	(0.21)
Net asset value, end of period	$13.19	$12.84	$14.23	$14.54	$13.84	$13.01	$11.77
Total return[3]	2.73%	(5.69)%	0.77%	7.01%	9.39%	12.74%	1.12%
Ratios to average net assets (annualized)
Gross expenses[4]	0.71%	0.71%	0.68%	0.69%	0.67%	0.64%	0.65%
Net expenses[4]	0.64%	0.64%	0.64%	0.64%	0.64%	0.62%	0.63%
Net investment loss[4]	(0.64)%	(0.64)%	(0.64)%	(0.64)%	(0.64)%	(0.62)%	(0.63)%
Supplemental data
Portfolio turnover rate[5]	0%	1%	0%	1%	0%	1%	1%
Net assets, end of period (000s omitted)	$118,058	$157,303	$427,916	$776,035	$809,554	$1,562,582	$1,423,427

[1]	For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

[4]	Ratios do not include any expenses from Asset Allocation Trust. Asset Allocation Trust does not have any net expenses.

[5]	Portfolio turnover rate represents the purchase and sales of the Fund’s investment in Asset Allocation Trust and not the underlying investment transactions of Asset Allocation Trust.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Asset Allocation Fund	17

(For a share outstanding throughout each period)

	Six months ended October 31, 2016 (unaudited)	Year ended April 30			Year ended September 30, 2013[2]
INSTITUTIONAL CLASS		2016	2015	2014[1]
Net asset value, beginning of period	$12.74	$14.15	$14.49	$13.82	$13.01
Net investment loss	(0.03)[3]	(0.06)[3]	(0.06)[3]	(0.03)	(0.05)[3]
Net realized and unrealized gains (losses) on investments	0.39	(0.72)	0.19	1.01	1.26

Total from investment operations	0.36	(0.78)	0.13	0.98	1.21
Distributions to shareholders from
Net investment income	0.00	(0.44)	(0.47)	(0.31)	(0.40)
Net realized gains	0.00	(0.19)	0.00	0.00	0.00

Total distributions to shareholders	0.00	(0.63)	(0.47)	(0.31)	(0.40)
Net asset value, end of period	$13.10	$12.74	$14.15	$14.49	$13.82
Total return[4]	2.83%	(5.44)%	0.99%	7.15%	9.58%
Ratios to average net assets (annualized)
Gross expenses[5]	0.47%	0.47%	0.42%	0.42%	0.42%
Net expenses[5]	0.44%	0.44%	0.42%	0.42%	0.42%
Net investment loss[5]	(0.44)%	(0.44)%	(0.42)%	(0.42)%	(0.42)%
Supplemental data
Portfolio turnover rate[6]	0%	1%	0%	1%	0%
Net assets, end of period (000s omitted)	$711,079	$787,484	$1,032,319	$716,789	$679,254

[1]	For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

[2]	For the period from November 30, 2012 (commencement of class operations) to September 30, 2013

[3]	Calculated based upon average shares outstanding

[4]	Returns for periods of less than one year are not annualized.

[5]	Ratios do not include any expenses from Asset Allocation Trust. Asset Allocation Trust does not have any net expenses.

[6]	Portfolio turnover rate represents the purchase and sales of the Fund’s investment in Asset Allocation Trust and not the underlying investment transactions of Asset Allocation Trust.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Asset Allocation Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Asset Allocation Fund (the “Fund”) which is a diversified series of the Trust.

The Fund invests all of its investable assets in Asset Allocation Trust, an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). Asset Allocation Trust in turn invests its assets in GMO-managed mutual funds (“underlying funds”) and may be exposed to any asset class, including U.S. and foreign equities (including emerging country equities), U.S. and foreign fixed income securities (including emerging country debt securities), and, from time to time, other alternative asset classes. At October 31, 2016, the Fund owned 100% of Asset Allocation Trust. Because the Fund invests all of its assets in Asset Allocation Trust, the shareholders of the Fund bear the fees and expenses of Asset Allocation Trust which are not included in the Statement of Operations but are incurred indirectly because they are considered in the calculation of the net asset value of Asset Allocation Trust. As a result, the Fund’s actual expenses may be higher than those of other mutual funds that invest directly in securities. The financial statements of Asset Allocation Trust, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation

Investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

The Fund values its investment in Asset Allocation Trust at net asset value. The valuation of investments in securities and the underlying funds held by Asset Allocation Trust is discussed in its Notes to Financial Statements, which is included elsewhere in this report.

Investment transactions and income recognition

Investment transactions in Asset Allocation Trust are recorded on a trade date basis. Realized gains or losses resulting from investment transactions in Asset Allocation Trust are determined on the identified cost basis. Income dividends and capital gain distributions from Asset Allocation Trust are recorded on the ex-dividend date. Capital gain distributions from Asset Allocation Trust are treated as realized gains.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Net investment income is primarily derived from redemptions in Asset Allocation Trust which are deemed dividends to the Fund. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Notes to financial statements (unaudited)	Wells Fargo Asset Allocation Fund	19

As of April 30, 2016, the Fund had a qualified late-year ordinary loss of $13,716,317 which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

As of October 31, 2016, the Fund’s investment in Asset Allocation Trust was measured at fair value using the net asset value per share as a practical expedient. Asset Allocation Trust seeks to provide total return by investing in GMO managed mutual funds and may be exposed to any asset class. GMO intends to expose the assets of Asset Allocation Trust to at least 15% in fixed income investments and at least 25% in equity investments. The Fund’s investment in Asset Allocation Trust valued at $3,741,355,776 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

4. TRANSACTIONS WITH AFFILIATES

Management fee

The Trust has entered into an investment management agreement with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The manager is responsible for implementing investment policies and guidelines of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.35% and declining to 0.235% as the average daily net assets of the Fund increase. For the six months ended October 31, 2016, the management fee was equivalent to an annual rate of 0.33% of the Fund’s average daily net assets.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C, Class R	0.21%
Administrator Class	0.13
Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through August 31, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses (excluding acquired fund fees and expenses and the expenses of Asset Allocation Trust) at 0.87% for Class A shares, 1.62% for Class B shares, 1.62% for Class C shares, 1.12% for Class R shares, 0.64% for Administrator Class shares, and 0.44% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a Distribution Plan for Class B, Class C, and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B, Class C, and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended October 31, 2016, Funds Distributor received $29,041 from the sale of Class A shares and $62 and $1,318 in contingent deferred sales charges from redemptions of Class A and Class C shares, respectively.

20	Wells Fargo Asset Allocation Fund	Notes to financial statements (unaudited)

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Class R, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

For the six months ended October 31, 2016, the Fund made aggregate purchases and sales of $551,284 and $550,875,378, respectively, in its investment into Asset Allocation Trust.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 30, 2016, the revolving credit agreement amount was $200,000,000 and the annual commitment fee was equal to 0.20% of the unused balance which was allocated to each participating fund.

For the six months ended October 31, 2016, there were no borrowings by the Funds under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

Other information (unaudited)	Wells Fargo Asset Allocation Fund	21

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

22	Wells Fargo Asset Allocation Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 139 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Asset Allocation Fund	23

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker[3] (Born 1967)	Chief Compliance Officer, since 2016	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 70 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling
1-800-222-8222 or by visiting the website at wellsfargofunds.com.

[3]	Michael Whitaker became Chief Compliance Officer effective May 16, 2016.

24	Asset Allocation Trust	Portfolio of investments—October 31, 2016 (unaudited)

Security name			Shares	Value

Investment Companies: 99.68%
GMO Alpha Only Fund Class IV (l)			5,147,257	$112,519,041
GMO Asset Allocation Bond Fund Class VI (l)†			33,458,409	748,799,190
GMO Debt Opportunities Fund Class VI (l)			6,955,635	178,620,705
GMO Emerging Country Debt Fund Class IV (l)			5,583,324	166,885,563
GMO Emerging Markets Fund Fund VI (l)			16,828,956	484,169,074
GMO International Equity Fund Class IV (l)			43,296,436	868,959,476
GMO Quality Equity Fund Class VI (l)			14,981,015	308,459,093
GMO Risk Premium Fund Class VI (l)			3,093,809	93,711,487
GMO SGM Major Markets Fund Class IV (l)			3,206,183	112,921,770
GMO U.S. Equity Allocation Fund Class VI (l)			21,040,034	308,867,700
GMO U.S. Treasury Fund Class IV (l)			13,821,552	345,677,022

Total Investment Companies (Cost $3,655,532,596)				3,729,590,121

	Interest rate	Maturity date	Principal
Short-Term Investments: 0.17%

Time Deposit: 0.17%
State Street Bank Euro Dollar	0.01%	11-1-2016	$6,275,086	6,275,086

Total Short-Term Investments (Cost $6,275,086)				6,275,086

Total investments in securities (Cost $3,661,807,682) *	99.85%	3,735,865,207
Other assets and liabilities, net	0.15	5,490,569

Total net assets	100.00%	$3,741,355,776

(l)	The issuer of the security is an affiliated person of the Trust as defined in the Investment Company Act of 1940.

†	Non-income-earning security

*	Cost for federal income tax purposes is $3,706,098,854 and unrealized gains (losses) consists of:

Gross unrealized gains	$177,153,612
Gross unrealized losses	(147,387,259)

Net unrealized gains	$29,766,353

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—October 31, 2016 (unaudited)	Asset Allocation Trust	25

Assets
Investments
In affiliated investment companies, at value (cost $3,655,532,596)	$3,729,590,121
In unaffiliated securities, at value (cost $6,275,086)	6,275,086

Total investments, at value (cost $3,661,807,682)	3,735,865,207
Receivable for investments sold	8,683,578
Receivable for dividends and interest	147,585
Receivable from administrator	4,825
Prepaid expenses and other assets	69

Total assets	3,744,701,264

Liabilities
Payable for investments purchased	137,958
Payable for Fund shares redeemed	3,183,846
Accrued expenses and other liabilities	23,684

Total liabilities	3,345,488

Total net assets	$3,741,355,776

NET ASSETS CONSIST OF
Paid-in capital	$3,827,789,728
Undistributed net investment income	19,640,767
Accumulated net realized losses on investments	(180,132,244)
Net unrealized gains on investments	74,057,525

Total net assets	$3,741,355,776

COMPUTATION OF NET ASSET VALUE
Net assets	$3,741,355,776
Shares outstanding[1]	241,787,947
Net asset value per share	$15.47

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

26	Asset Allocation Trust	Statement of operations—six months ended October 31, 2016 (unaudited)

Investment income
Dividends from affiliated investment companies	$19,640,513
Interest	254

Total investment income	19,640,767

Expenses
Custody and accounting fees	5,549
Professional fees	21,217
Shareholder report expenses	37
Other fees and expenses	239

Total expenses	27,042
Less: Fee waivers and/or expense reimbursements	(27,042)

Net expenses	0

Net investment income	19,640,767

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Sale of affiliated investment companies	(68,513,094)
Capital gain distributions from affiliated investment companies	8,702,067

Net realized losses on investments	(59,811,027)
Net change in unrealized gains (losses) on investments	158,283,679

Net realized and unrealized gains (losses) on investments	98,472,652

Net increase in net assets resulting from operations	$118,113,419

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Asset Allocation Trust	27

	Six months ended October 31, 2016 (unaudited)		Year ended April 30, 2016

Operations
Net investment income		$19,640,767		$177,179,810
Net realized losses on investments		(59,811,027)		(35,428,520)
Net change in unrealized gains (losses) on investments		158,283,679		(451,524,050)

Net increase (decrease) in net assets resulting from operations		118,113,419		(309,772,760)

Capital share transactions	Shares		Shares
Contributions	36,197	551,284	1,681,911	24,923,813
Withdrawals	(36,075,937)	(550,902,934)	(89,492,154)	(1,325,036,804)

Net decrease in net assets resulting from capital share transactions		(550,351,650)		(1,300,112,991)

Total decrease in net assets		(432,238,231)		(1,609,885,751)

Net assets
Beginning of period		4,173,594,007		5,783,479,758

End of period		$3,741,355,776		$4,173,594,007

Undistributed net investment income		$19,640,767		$0

The accompanying notes are an integral part of these financial statements.

28	Asset Allocation Trust	Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2016 (unaudited)	Year ended April 30			Year ended September 30
		2016	2015	2014[1]	2013	2012	2011
Net asset value, beginning of period	$15.02	$15.82	$15.60	$14.52	$13.19	$11.64	$11.43
Net investment income	0.08	0.64	0.49	0.19	0.49	0.42	0.21
Net realized and unrealized gains (losses) on investments	0.37	(1.44)	(0.27)	0.89	0.84	1.13	0.00 [2]

Total from investment operations	0.45	(0.80)	0.22	1.08	1.33	1.55	0.21
Net asset value, end of period	$15.47	$15.02	$15.82	$15.60	$14.52	$13.19	$11.64
Total return[3]	3.00%	(5.06)%	1.41%	7.44%	10.08%	13.32%	1.84%
Ratios to average net assets (annualized)
Gross expenses[4]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Net expenses[4]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income[4]	0.99%	3.60%	2.90%	2.12%	3.23%	3.10%	1.64%
Supplemental data
Portfolio turnover rate	9%	24%	42%	40%	36%	31%	22%
Net assets, end of period (000s omitted)	$3,741,356	$4,173,594	$5,783,480	$6,631,831	$6,694,019	$7,174,474	$7,447,698

[1]	For the seven months ended April 30, 2014. The Fund changed its fiscal year end from September 30 to April 30, effective April 30, 2014.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

[4]	Excludes expenses incurred indirectly through investment in underlying funds.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Asset Allocation Trust	29

1. ORGANIZATION

Asset Allocation Trust (the “Trust”) was organized as a statutory trust under the laws of the state of Delaware on June 14, 2005 and is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company. As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Trust issues its shares of beneficial interest solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended. The Trust is only offered to the Wells Fargo Asset Allocation Fund, a diversified series of Wells Fargo Funds Trust, an open-end management investment company, which was organized as a Delaware statutory trust on March 10, 1999.

The Trust operates as a “fund-of-funds” which primarily invests in shares of open-end mutual funds (“underlying funds”) managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements, which are available upon request.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Trust may deviate from this calculation time under unusual or unexpected circumstances.

Investments in each class of the underlying funds are valued at the net asset value per share as reported by the underlying funds. Some of the classes of the underlying funds are not publicly available.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Trust. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Investment transactions and income recognition

Investment transactions are recorded on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Capital gain distributions from the underlying funds are treated as realized gains.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

30	Asset Allocation Trust	Notes to financial statements (unaudited)

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Trust intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Trust’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Trust’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of April 30, 2016, the Fund had capital loss carryforwards which consist of $19,808,349 in short-term capital losses and $22,475,214 in long-term capital losses.

As of April 30, 2016, the Fund had current year deferred post-October capital losses consisting of $23,780,111 in short-term losses and $7,429,321 in long-term losses which were recognized on the first day of the current fiscal year.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Trust’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Trust’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

∎	Level 3 – significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Trust’s assets and liabilities as of October 31, 2016:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Investment companies	$3,729,590,121	$0	$0	$3,729,590,121

Short-term investments
Time deposit	0	6,275,086	0	6,275,086
Total assets	$3,729,590,121	$6,275,086	$0	$3,735,865,207

The Trust recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At October 31, 2016, the Trust did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

GMO, a private company founded in 1977, is the adviser to the Trust. GMO also serves as adviser to each of the underlying funds. GMO does not receive a fee from the Trust for its advisory services. However, the Trust incurs fees and expenses indirectly as a shareholder of the underlying GMO–managed funds, including its indirect share of management or other fees paid to GMO.

Notes to financial statements (unaudited)	Asset Allocation Trust	31

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, serves as the administrator to the Trust. As administrator, Funds Management provides the Trust with facilities, equipment, and personnel. Funds Management receives no compensation from the Trust for its services. During the six months ended October 31, 2016, Funds Management voluntarily reimbursed the Trust for expenses in the amount of $27,042.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended October 31, 2016 were $353,191,193 and $876,567,332, respectively.

6. INVESTMENTS IN AFFILIATES

An affiliated investment is a company which is under common ownership or control of the Trust or which the Trust has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions in issuers that were either affiliates of the Trust at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold		Shares, end of period	Value, end of period	Dividends from affiliates	Capital gain distributions from affiliates
GMO Alpha Only Fund Class IV	5,670,608	80,759	604,110		5,147,257	$112,519,041	$1,741,177	$0
GMO Asset Allocation Bond Fund Class VI	37,674,764	0	4,216,355		33,458,409	748,799,190	0	0
GMO Debt Opportunities Fund Class VI	7,986,950	41,920	1,073,235		6,955,635	178,620,705	1,045,904	0
GMO Emerging Country Debt Fund Class IV	20,853,185	305,956	15,575,817	*	5,583,324	166,885,563	2,952,472	0
GMO Emerging Markets Fund Class VI	63,069,368	90,101	46,330,513	**	16,828,956	484,169,074	790,187	0
GMO International Equity Fund Class IV	48,044,225	208,358	4,956,147		43,296,436	868,959,476	4,029,641	0
GMO Quality Equity Fund Class VI	0	15,770,984	789,969		14,981,015	308,459,093	687,453	3,064,894
GMO Risk Premium Fund Class VI	11,697,575	4,987	8,608,753	***	3,093,809	93,711,487	0	47,879
GMO SGM Major Markets Fund Class IV	3,720,323	33,637	547,777		3,206,183	112,921,770	1,136,799	38,804
GMO U.S. Equity Allocation Fund Class VI	47,013,971	827,719	26,801,656		21,040,034	308,767,700	6,421,925	5,538,627
GMO U.S. Treasury Fund Class IV	14,953,574	33,476	1,165,498		13,821,552	345,677,022	834,955	11,863
							$19,640,513	$8,702,067

*	Amount includes 12,350,619 shares relating to a reverse stock split that took place on July 15, 2016.

**	Amount includes 39,556,131 shares relating to a reverse stock split that took place on July 15, 2016.

**	Amount includes 7,257,710 shares relating to a reverse stock split that took place on July 15, 2016.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated.

8. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

32	Asset Allocation Trust	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Trust’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Trust are publicly available monthly on the Trust’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Trust is publicly available on the Trust’s website on a monthly, seven-day or more delayed basis. The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Asset Allocation Trust	33

BOARD OF TRUSTEES AND OFFICERS

The following table provides basic information about the Board of Trustees (the “Trustees”) and Officers of Asset Allocation Trust. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Wells Fargo family of funds consisting of 139 funds,
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Wells Fargo family of funds consisting of 139 funds,
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Wells Fargo family of funds consisting of 139 funds,
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Wells Fargo family of funds consisting of 139 funds,
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Wells Fargo family of funds consisting of 139 funds,
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Wells Fargo family of funds consisting of 139 funds,

34	Asset Allocation Trust	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Wells Fargo family of funds consisting of 139 funds,
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Wells Fargo family of funds consisting of 139 funds,
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Wells Fargo family of funds consisting of 139 funds,

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker[1] (Born 1967)	Chief Compliance Officer, since 2016	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Michael Whitaker became Chief Compliance Officer effective May 16, 2016.

Other information (unaudited)	Asset Allocation Fund	35

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT ADVISORY AGREEMENT:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (each a “Board” and collectively the “Boards”) of each of Wells Fargo Funds Trust (“Funds Trust”) and Asset Allocation Trust (collectively with Funds Trust, the “Trusts”) must determine annually whether to approve the continuation of the Trusts’ investment management and advisory agreements. In this regard, at an in-person meeting held on May 24-25, 2016 (the “Meeting”), the Funds Trust Board, all the members of which have no direct or indirect interest in the investment management agreement and are not “interested persons” of the Trusts, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Asset Allocation Fund (the “Asset Allocation Fund”) an investment management agreement (the “Fund Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”). At the Meeting, the Asset Allocation Trust Board, all the members of which have no interest in the investment advisory agreement and are Independent Trustees, reviewed and approved an investment advisory agreement (the “Trust Advisory Agreement”) with Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) for the Asset Allocation Trust. The Asset Allocation Fund and the Asset Allocation Trust are collectively referred to as the “Funds” and individually as a “Fund.” The Fund Management Agreement and the Trust Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Boards considered the factors and reached the conclusions described below relating to the selection of Funds Management and GMO, as applicable, and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2016, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Boards have adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist them in the discharge of their duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

The Asset Allocation Fund is a gateway fund advised by Funds Management that invests substantially all of its assets in the Asset Allocation Trust, which in turn invests in underlying funds that are advised by GMO. The Asset Allocation Trust’s investment objective and investment strategies are substantially similar to those of the Asset Allocation Fund. Information provided to the Boards regarding the Asset Allocation Fund is also applicable to the Asset Allocation Trust, as relevant.

In providing information to the Boards, Funds Management and GMO were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Boards’ annual contract renewal process earlier in 2016. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Boards considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and GMO about various topics. In this regard, the Boards reviewed reports at each of their quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Boards and the teams mentioned above confer with portfolio managers at various times throughout the year. The Boards did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors. The Boards evaluated information provided to them about both Funds together and with respect to each Fund separately as they considered appropriate.

After its deliberations, the Funds Trust Board unanimously approved the continuation of the Fund Management Agreement for a one-year term and, after its deliberations, the Asset Allocation Trust Board approved the continuation of the Trust Advisory Agreement for a one-year term. The Boards also determined that the compensation payable under the Advisory Agreements, if any, was reasonable. The Funds Trust Board considered the approval of the Fund Management Agreement for the Asset Allocation Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Boards in support of their approvals.

Nature, extent and quality of services

The Boards received and considered various information regarding the nature, extent and quality of services provided to the respective Funds by Funds Management and GMO under the respective Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services provided to the Asset Allocation Fund, as well as, among other things, a summary of the background and experience of senior management of Funds Management and GMO, and the qualifications, background, tenure and responsibilities of each of the portfolio managers of GMO primarily responsible for the day-to-day portfolio management of the Asset Allocation Trust.

36	Asset Allocation Fund	Other information (unaudited)

The Boards evaluated the ability of Funds Management and GMO to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Boards further considered the compliance programs and compliance records of Funds Management and GMO. In addition, the Boards took into account the full range of services provided to the Funds by Funds Management and its affiliates.

Fund performance and expenses

The Boards considered the performance results for the Asset Allocation Fund over various time periods ended December 31, 2015. The Boards considered these results in comparison to the performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Asset Allocation Fund (the “Universe”), and in comparison to the Asset Allocation Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Boards received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe.

The Boards noted that the performance of the Asset Allocation Fund (Administrator Class) was in range of the average performance of the Universe for all periods under review except the three-year period. The Boards also noted that the performance of the Asset Allocation Fund was lower than its benchmark, the GMO Global Asset Allocation Index, for all periods under review.

The Boards received information concerning, and discussed factors contributing to, the underperformance of the Asset Allocation Fund relative to the Universe and benchmark for the periods noted above. The Boards took note of the explanations for the relative underperformance in these periods, including with respect to the investment process generally and investment decisions that affected the Asset Allocation Fund’s performance.

The Funds Trust Board also received and considered information regarding the Asset Allocation Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, acquired fund fees and expenses, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Funds Trust Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Asset Allocation Fund (the “Groups”). The Funds Trust Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Funds Trust Board noted that the net operating expense ratios of the Asset Allocation Fund were lower than or in range of the median net operating expense ratios of the expense Groups.

The Boards took into account the Asset Allocation Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management fee rates

The Funds Trust Board reviewed and considered the fee rates that are payable by the Asset Allocation Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Asset Allocation Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which includes class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Funds Trust Board noted that Asset Allocation Trust does not pay Funds Management a fee for administrative services provided by it to the Asset Allocation Trust.

Among other information reviewed by the Funds Trust Board was a comparison of the Asset Allocation Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Funds Trust Board noted that the Management Rates of the Asset Allocation Fund were lower than or in range of the sum of these average rates for the Asset Allocation Fund’s expense Groups for all share classes.

The Asset Allocation Trust Board noted that the Asset Allocation Trust does not pay a fee to GMO for its advisory services and that GMO earns advisory fees from the underlying GMO funds in which the Asset Allocation Trust invests. The Asset Allocation Trust Board also received and considered information about the nature and extent of services offered and fee rates charged by GMO to other clients with investment strategies similar to those of the Asset Allocation Trust. In this regard, GMO reported that, like the Asset Allocation Trust, these other clients do not pay an advisory fee to GMO and GMO earns advisory fees from the underlying GMO Funds in which the clients invest.

Based on its consideration of the factors and information it deemed relevant, including those described here, each Board determined that the compensation payable under the applicable Advisory Agreement, if any, was reasonable.

Other information (unaudited)	Asset Allocation Fund	37

Profitability

The Funds Trust Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Asset Allocation Fund and the fund family as a whole.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Funds Trust Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Funds Trust Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Fund Management Agreement with Funds Management.

The Asset Allocation Trust Board noted that the Asset Allocation Trust does not pay fees to GMO for its advisory services and, thus, that GMO’s profitability from its relationship with the Asset Allocation Trust was not a material factor in determining whether to renew the Trust Advisory Agreement with GMO.

Economies of scale

With respect to possible economies of scale, the Funds Trust Board noted the existence of breakpoints in the Asset Allocation Fund’s management fee structure, which operate generally to reduce the Asset Allocation Fund’s expense ratios as the Asset Allocation Fund grows in size. The Funds Trust Board considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Funds Trust Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Asset Allocation Fund and the fund family as a whole. The Funds Trust Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Funds Trust Board concluded that the Asset Allocation Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Asset Allocation Fund and its shareholders.

The Asset Allocation Trust Board noted that the Asset Allocation Trust does not pay fees to GMO for its advisory services and thus that any possible economies of scale were not a material factor in determining whether to renew the Trust Advisory Agreement with GMO.

Other benefits to Funds Management and GMO

The Boards received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates and GMO as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in Funds Management’s and GMO’s business as a result of their relationships with the Funds. The Boards received information about fees received by GMO from the underlying GMO funds held by Asset Allocation Trust and about benefits to GMO from soft dollar credits generated by those underlying funds. The Funds Trust Board also noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

Based on their consideration of the factors and information they deemed relevant, including those described here, the Boards did not find that any ancillary benefits received by Funds Management and its affiliates and GMO were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and evaluation of the information described above, the Funds Trust Board unanimously approved the continuation of the Fund Management Agreement for a one-year term. At the Meeting, after considering the above-described factors and based on its deliberations and evaluation of the information described above, the Asset Allocation Trust Board approved the continuation of the Trust Advisory Agreement for a one-year term. The Boards also determined that the compensation payable under the Advisory Agreements, if any, was reasonable.

38	Asset Allocation Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

247350 12-16 SA224/SAR224 10-16

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for Asset Allocation Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Asset Allocation Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Asset Allocation Trust

By:

/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	December 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Asset Allocation Trust

By:

/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	December 22, 2016

By:

/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	December 22, 2016